Emissions Schemes and Related Environmental Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Short term	$ (6,941,000,000)	$ (6,356,000,000)
Long term	(1,843,000,000)	$ (2,060,000,000)
Total
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Emission and related cost recognised in the Income Statement	1,651,000,000
Purchased certificates presented under intangible assets	1,013,000,000
Obligation at the end of the period presented under other liabilities	(2,053,000,000)
Short term	(1,993,000,000)
Long term	(60,000,000)
Net asset/(liability) at the end of the period	(1,040,000,000)
ETS and related schemes
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Emission and related cost recognised in the Income Statement	150,000,000
Purchased certificates presented under intangible assets	157,000,000
Obligation at the end of the period presented under other liabilities	(154,000,000)
Short term	(154,000,000)
Long term	0
Net asset/(liability) at the end of the period	3,000,000
Equivalent fair value at grant date of emission certificates allocated free of charge, cost	377,000,000
Carrying value of emission certificates allocated free of charge	0
Equivalent fair value at grant date of emission certificates allocated free of charge, liability	398,000,000
Biofuels
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Emission and related cost recognised in the Income Statement	1,137,000,000
Purchased certificates presented under intangible assets	780,000,000
Obligation at the end of the period presented under other liabilities	(1,603,000,000)
Short term	(1,549,000,000)
Long term	(54,000,000)
Net asset/(liability) at the end of the period	(823,000,000)
Renewable power
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Emission and related cost recognised in the Income Statement	364,000,000
Purchased certificates presented under intangible assets	76,000,000
Obligation at the end of the period presented under other liabilities	(296,000,000)
Short term	(290,000,000)
Long term	(6,000,000)
Net asset/(liability) at the end of the period	$ (220,000,000)